Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		2/1/2020
	Collection Period Ending Date		2/29/2020
	Collection Period		40
	Payment Date		3/16/2020

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	—	$—	$—	$—
(4)	Class A-4 Notes	0.561257	$144,804,322.87	$14,649,687.08	$130,154,635.79
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$201,804,322.87	$14,649,687.08	$187,154,635.79
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$209,304,322.87	$14,649,687.08	$194,654,635.79
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$—	$—
(15)	Class A-4 Notes		1.93000%	$144,804,322.87	$232,893.62
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$201,804,322.87	$353,837.37
	2. AVAILABLE FUNDS
(20)	Interest Collections		$787,274.30
(21)	Principal Collections		$9,795,248.99
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$4,670,927.47
(24)	Liquidation Proceeds		$31,306.97
(25)	Recoveries		$62,287.76
(26)	Investment Earnings		$—
(27)	Total Collections		$15,347,045.49
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$15,347,045.49
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$174,420.27	$174,420.27	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$—	$—	$—
(34)	Class A-4 Notes Interest		$232,893.62	$232,893.62	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$—	$—	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—

(41)	Fourth Allocation of Principal		$7,149,687.08	$7,149,687.08	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$169,100.77	$169,100.77	$—
			$15,347,045.49	$15,347,045.49
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$—
(50)	Fourth Allocation of Principal		$7,149,687.08
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$14,649,687.08
	4. POOL INFORMATION
(53)	Pool Balance		$194,654,636
(54)	Number of Receivables Outstanding		27,522
(55)	Weighted Average Contract Rate		4.67%
(56)	Weighted Average Maturity		24.71
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$17,689.50
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(17,689.50)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		$—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$152,095.40	50	$3,041.91
(74)	Recoveries for Collection Period		$62,287.76	133	$468.33
(75)	Net Losses/(Recoveries) for Collection Period		$89,807.64
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$8,447,741.10
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.56318%

		2/29/2020	1/31/2020	12/31/2019	11/30/2019
(79)	Pool Balance at end of collection period	$194,654,636	$209,304,323	$225,362,440	$242,405,089
(80)	Number of receivables outstanding	27,522	28,801	30,113	31,399
(81)	Average month end Pool Balance	$201,979,479	$217,333,381	$233,883,764	$250,769,168
(82)	Realized Losses for Collection Period	$152,095	$187,440	$268,625	$207,984
(83)	Recoveries for Collection Period	$62,288	$114,295	$106,249	$129,314
(84)	Net Losses/(Recoveries) for Collection Period	$89,808	$73,145	$162,376	$78,670
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.904%	1.035%	1.378%	0.995%

(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.534%	0.404%	0.833%	0.376%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.536%

		2/29/2020	1/31/2020	12/31/2019	11/30/2019
(88)	Receivables 31-59 Days Delinquent	$2,307,482.95	$2,711,635.21	$3,322,483.84	$2,830,420.19
(89)	$ As % of Ending Pool Balance	1.185%	1.296%	1.474%	1.168%
(90)	# of Receivables	276	316	376	334
(91)	# As % of Ending Pool # of Receivables	1.003%	1.097%	1.249%	1.064%
(92)	Receivables 60-89 Days Delinquent	$518,438.91	$460,038.51	$687,808.32	$676,609.30
(93)	$ As % of Ending Pool Balance	0.266%	0.220%	0.305%	0.279%
(94)	# of Receivables	69	65	85	74
(95)	# As % of Ending Pool # of Receivables	0.251%	0.226%	0.282%	0.236%
(96)	Receivables 90 - 119 Days Delinquent	$200,726.81	$263,915.41	$285,564.65	$379,589.73
(97)	$ As % of Ending Pool Balance	0.103%	0.126%	0.127%	0.157%
(98)	# of Receivables	38	39	31	42
(99)	# As % of Ending Pool # of Receivables	0.138%	0.135%	0.103%	0.134%
(100)	Receivables 120+ Days Delinquent	$159,352.94	$180,705.37	$188,915.15	$158,019.04
(101)	$ As % of Ending Pool Balance	0.082%	0.086%	0.084%	0.065%
(102)	# of Receivables	23	24	27	24
(103)	# As % of Ending Pool # of Receivables	0.084%	0.083%	0.090%	0.076%
(104)	Total Delinquencies	$3,186,001.61	$3,616,294.50	$4,484,771.96	$4,044,638.26
(105)	$ As % of Ending Pool Balance	1.637%	1.728%	1.990%	1.669%
(106)	# of Receivables	406	444	519	474
(107)	# As % of Ending Pool # of Receivables	1.475%	1.542%	1.724%	1.510%
(108)	Receivables 60+ Days Delinquent	$878,518.66	$904,659.29	$1,162,288.12	$1,214,218.07
(109)	$ As % of Ending Pool Balance	0.451%	0.432%	0.516%	0.501%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$89,755.22	$119,112.09	$178,322.23	$180,527.47
(112)	# of Receivables	17	17	21	20

Name: Kim Taylor
Title: Senior Vice President
March 11, 2020